Consolidating Condensed Financial Information - Consolidating Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Condensed Balance Sheet
Current assets	$ 251,032	$ 101,753
Property and equipment, net	1,502,817	612,342
Other assets	1,792,623	579,949
Total assets	3,546,472	1,294,044
Current liabilities	223,751	105,896
Long-term debt, less current maturities	2,189,578	795,881
Deferred income tax liabilities	162,967	89,011
Other accrued liabilities	28,579	7,287
Stockholders’ equity	941,597	295,969
Total liabilities and stockholders’ equity	3,546,472	1,294,044
Reportable Legal Entities | Eldorado Resorts, Inc. (Parent Obligor)
Condensed Balance Sheet
Current assets	27,572	1,860
Intercompany receivables	274,147	371,765
Investments in subsidiaries	2,437,287	297,223
Property and equipment, net	12,042	1,965
Other assets	37,459	55,158
Total assets	2,788,507	727,971
Current liabilities	28,677	11,381
Long-term debt, less current maturities	1,814,185	420,633
Other accrued liabilities	4,127
Stockholders’ equity	941,518	295,957
Total liabilities and stockholders’ equity	2,788,507	727,971
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Balance Sheet
Current assets	201,321	99,494
Property and equipment, net	1,483,473	610,377
Other assets	1,764,291	572,448
Total assets	3,449,085	1,282,319
Current liabilities	169,348	94,499
Intercompany payables	308,640	372,951
Long-term debt, less current maturities	350,000	375,248
Deferred income tax liabilities	199,376	136,679
Other accrued liabilities	19,624	7,287
Stockholders’ equity	2,402,097	295,655
Total liabilities and stockholders’ equity	3,449,085	1,282,319
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Balance Sheet
Current assets	22,139	399
Intercompany receivables	34,493	1,186
Property and equipment, net	7,302
Other assets	27,282	11
Total assets	91,216	1,596
Current liabilities	25,726	16
Long-term debt, less current maturities	25,393
Other accrued liabilities	4,828
Stockholders’ equity	35,269	1,580
Total liabilities and stockholders’ equity	91,216	1,596
Consolidating and Eliminating Entries
Condensed Balance Sheet
Intercompany receivables	(308,640)	(372,951)
Investments in subsidiaries	(2,437,287)	(297,223)
Other assets	(36,409)	(47,668)
Total assets	(2,782,336)	(717,842)
Intercompany payables	(308,640)	(372,951)
Deferred income tax liabilities	(36,409)	(47,668)
Stockholders’ equity	(2,437,287)	(297,223)
Total liabilities and stockholders’ equity	$ (2,782,336)	$ (717,842)